Operating expense - Summary of Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Changes in inventories of finished goods and work in progress	$ (183)	$ 145	$ 47
Raw materials and consumables used	(17,529)	(17,504)	(13,341)
Employee benefit expenses	(56,900)	(60,323)	(59,333)
Social charges	(10,514)	(11,956)	(11,480)
Research tax credit	726	1,129	1,292
Share-based compensation	(16,488)	(15,242)	(13,613)
Depreciation	(4,575)	(5,508)	(3,791)
Amortization	(4,021)	(2,828)	(1,780)
Professional fees	(10,987)	(14,245)	(13,837)
Laboratory and office expenses	(5,088)	(6,279)	(6,635)
Travel	(3,115)	(3,087)	(3,217)
Marketing	(2,872)	(1,767)	(2,213)
Licenses	(4,120)	(4,235)	(3,949)
Less: capitalized software development costs	7,737	7,469	5,820
Other expense	(3,995)	(3,920)	(9,730)
Total	$ (131,924)	$ (138,151)	$ (135,760)